Quarterly Financial Information (Unaudited) Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 1,236.9	$ 1,454.3	$ 1,433.0	$ 1,003.2	$ 1,413.3	$ 1,650.0	$ 1,685.9	$ 1,178.3	$ 5,127.4	$ 5,927.5	$ 5,999.6
Excise taxes	(392.5)	(436.9)	(427.3)	(303.2)	(439.5)	(482.0)	(497.4)	(362.3)	(1,559.9)	(1,781.2)	(1,793.5)
Net sales	844.4	1,017.4	1,005.7	700.0	973.8	1,168.0	1,188.5	816.0	3,567.5	4,146.3	4,206.1
Cost of goods sold	(542.9)	(585.9)	(579.9)	(454.8)	(620.2)	(666.6)	(683.3)	(523.2)	(2,163.5)	(2,493.3)	(2,545.6)
Gross profit	301.5	431.5	425.8	245.2	353.6	501.4	505.2	292.8	1,404.0	1,653.0	1,660.5
Amounts attributable to MCBC
Net income (loss) from continuing operations	33.4	13.7	229.3	79.2	93.2	(35.7)	290.7	165.3	355.6	513.5	565.3
Income (loss) from discontinued operations, net of tax	(0.6)	2.9	(0.3)	1.9	0.9	1.3	0.2	(1.9)	3.9	0.5	2.0
Net income (loss) attributable to Molson Coors Brewing Company	$ 32.8	$ 16.6	$ 229.0	$ 81.1	$ 94.1	$ (34.4)	$ 290.9	$ 163.4	$ 359.5	$ 514.0	$ 567.3
Basic net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations (in dollars per share)	$ 0.18	$ 0.07	$ 1.23	$ 0.43	$ 0.50	$ (0.20)	$ 1.57	$ 0.90	$ 1.92	$ 2.78	$ 3.09
From discontinued operations (in dollars per share)	0.00	0.02	0.00	0.01	0.00	0.01	0.00	(0.01)	0.02	0.00	0.01
Basic net income per share (in dollars per share)	0.18	0.09	1.23	0.44	0.50	(0.19)	1.57	0.89	1.94	2.78	3.10
Diluted net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations (in dollars per share)	0.18	0.07	1.23	0.42	0.50	(0.20)	1.56	0.89	1.91	2.76	3.07
From discontinued operations (in dollars per share)	0.00	0.02	0.00	0.01	0.00	0.01	0.00	(0.01)	0.02	0.00	0.01
Diluted net income per share (in dollars per share)	$ 0.18	$ 0.09	$ 1.23	$ 0.43	$ 0.50	$ (0.19)	$ 1.56	$ 0.88	$ 1.93	$ 2.76	$ 3.08